27. Operating revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Revenue
Sanitation services	R$ 16,134,032	R$ 14,253,609	R$ 12,223,746
Construction revenue	2,946,566	2,802,670	3,150,877
Sales tax	(1,035,051)	(916,808)	(757,619)
Regulation, Control and Oversight Fee (TRCF)	(61,893)	(54,377)	(8,771)
Net operating revenue	R$ 17,983,654	R$ 16,085,094	R$ 14,608,233